Azzad Ethical Fund
AZZAD ETHICAL FUND SUMMARY (ADJEX)
Investment objective
Azzad Ethical Fund’s investment objective is to provide shareholders with long-term total returns using means that are consistent with the Adviser’s ethical principles.

Fees and expenses of the Fund

The table below describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Azzad Ethical Fund
Redemption Fee(as a percent of amount)	[1]	2.00%
[1]	As a % of amount redeemed within 90 days

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Azzad Ethical Fund
Management fees		0.80%
Distribution and/or Service (12b-1) fees		0.15%
Other Expenses		0.70%
Total Annual Fund Operating Expenses		1.65%
Fee Waiver	[1]	(0.66%)
Total Annual Fund Operating Expenses after Fee Waiver		0.99%
[1]	The Fund's Adviser has agreed to contractually waive all or a portion of its fees and/or reimburse the Fund for certain operating expenses, to the extent necessary to limit the fund's net annual operating expenses (excluding brokerage costs; borrowing costs, including without limitation dividends on securities sold short; taxes; indirect expenses, such as expenses incurred by other investment companies in which the Fund invests; and litigation and other extraordinary expenses) to 0.99% of average daily net assets for a 5-year period beginning July 1, 2009 and ending June 30, 2014. This agreement may only be terminated by agreement of the Trust's Board of Trustees and the Fund's Adviser.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Azzad Ethical Fund	101	315	699	1,777

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27.84% of the average value of its portfolio.
Principal investment strategy

The Fund may invest in common stocks of all sizes that comply with the Adviser’s ethical investment restrictions.  In addition, the Fund may purchase domestic and foreign stocks directly or through American Depository Receipts (ADRs).

The Fund seeks total return, which includes income from dividends and interest from, and capital appreciation of, portfolio securities held by the Fund.  The essence of the Fund’s strategy is to invest in quality companies that share several attributes that the Adviser believes should result in capital appreciation over time: sustainable competitive advantages, promising fundamentals that allow for significant earnings growth, skilled management teams and solid financials including low debt.

The Fund also may invest in short term money market deposits that comply with the Fund’s ethical investment restrictions and are not based on interest based lending arrangements.

To take advantage of market inefficiencies, the Fund may be actively traded. During these periods, the Fund’s turnover rate may exceed 100%.

The Adviser will sell a security if it falls out of compliance with the Fund’s ethical investment restrictions. In addition, a security may be sold when the Adviser believes it is showing deteriorating technical and fundamental indicators, due to sector rotations or geographical reallocations, or to manage concentration risk.

Ethical Investment Restrictions

The Fund does not invest in corporations that derive substantial revenue (defined as more than 5% of total revenue) from alcohol, tobacco, pornography, meat, gambling or weapons industries as determined by the Adviser. The Fund will also consider a company’s performance with respect to environmental responsibility, labor standards, and human rights.  The Fund also will not invest in securities or other instruments that derive revenue from the receipt of interest from lending arrangements, such as certain types of bonds (such as World Bank bonds and U.S. Treasury bonds), preferred stocks and convertible securities or other instruments that pay interest from lending, or from the receipt of gains from futures contracts, trading debt or trades that involve exchanging the same kind of monetary instruments (such as the same type of currency).  The Fund will, however, be able to invest in instruments that provide a fixed rate of return in transactions that are structured to be compliant with the Fund’s ethical investment restrictions such as certificates of deposit, bank notes or short term money market deposits that are not based on interest based lending arrangements.

The Fund is non-diversified and may invest a larger percentage of its assets in fewer companies than diversified funds, exposing it to more volatility and/or market risk than diversified funds.

Principal risks of investing in the Fund

Although the Adviser makes every effort to achieve the Fund’s objective, the Adviser cannot guarantee it will attain that objective. You could lose money by investing in this Fund. The principal risks include:

❖ Small and medium capitalization stocks held by the Fund could fall out of favor and returns would subsequently trail returns from the overall stock market. The performance of such stocks also could be more volatile than large capitalization stocks. Small and medium cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

❖ The stock market may fall in value, causing prices of stocks held by the Fund to fall. Stock prices fluctuate based on changes to a company’s financial condition, on overall market and economic conditions and on investors’ perception of a company’s soundness.

❖ The Fund is non-diversified and may invest a larger percentage of its assets in fewer companies exposing it to more volatility and/or market risk than diversified funds. The Fund also generally avoids companies in certain economic sectors and its performance may suffer if these sectors outperform the overall stock market.

❖ Individual stocks in the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

❖ Investing in foreign securities involves risks not typically associated with U.S. investments, including, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country, less publicly available information, more volatile or less liquid securities markets, restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, potential difficulties in enforcing contractual obligations, less revealing accounting practices, inadequate or irregular regulation and more volatile performance.  There is also the risk of  confiscation, taxation, currency blockage or political or social instability.

❖ Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

❖ The Fund’s ethical investment restrictions do not allow investing in certain businesses, and there are broad limitations upon the types of securities or other instruments in which the Fund may invest, as well as upon commonly used investment techniques. As a result, the Fund will not be able to participate in strong performance from those businesses and may not be able to earn income comparable to other funds from non-invested assets.

❖ Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized short-term capital gains or losses, which may affect the taxes you pay as a Fund shareholder. Short-term capital gains are taxed as ordinary income under federal income tax laws.
You should consider investing in the Fund if you are looking for long-term total return and are willing to accept the associated risks.

Performance

The following bar chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1-year and 5-year periods and for the life of the Fund compare with those of a broad measure of market performance. To obtain updated performance information, please call 888-350-3369. The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Annual Total Returns for the Years Ended December 31

Return for the fiscal year-to-date as of 09/30/11: -8.67 Best Quarter: ended 6-30-2009: +23.72% Worst Quarter: ended 12-31-2008: -25.23%
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns		1 Year	5 Years	10 Years
Azzad Ethical Fund - Comparison Index - S&P Mid Cap 400 (reflects no deduction for fees, expenses or taxes)		26.39%	5.72%	6.98%
Azzad Ethical Fund - Comparison Index - Russell Mid Cap Growth (reflects no deduction for fees, expenses or taxes)	[1]	26.19%	4.90%	0.38%
Azzad Ethical Fund		23.84%	4.54%	3.33%
Azzad Ethical Fund Return After Taxes on Distributions		21.70%	3.79%	2.74%
Azzad Ethical Fund Return After Taxes on Distributions and Sale of Fund Shares		15.89%	3.58%	2.58%
[1]	As of September 1, 2010, the Adviser uses the Russell Mid Cap Growth benchmark to compare the Fund's performance. The Adviser believes the new benchmark more closely resembles the holdings in the Fund.

After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant if your Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts (IRAs) or 401(k) plans.

Azzad Wise Capital Fund
AZZAD WISE CAPITAL FUND SUMMARY (WISEX)

Investment objective

Azzad Wise Capital Fund’s investment objective is to provide shareholders with capital preservation and income.
Fees and expenses of the Fund
The table below describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Azzad Wise Capital Fund
Redemption Fee(as a percent of amount)	[1]	2.00%
[1]	As a % of amount in excess of $50,000 redeemed within 180 days

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Azzad Wise Capital Fund
Management fees		1.19%
Distribution and/or Service (12b-1) fees		0.05%
Other Expenses		0.59%
Acquired Fund Fees and Expenses		0.06%
Total Annual Fund Operating Expenses		1.89%
Fee Waiver	[1]	(0.34%)
Total Annual Fund Operating Expenses after Fee Waiver		1.55%
[1]	The Fund's Adviser has agreed to contractually waive all or a portion of its fees or reimburse the Fund for certain operating expenses, to the extent necessary to limit the fund's net annual operating expenses (excluding brokerage costs; borrowing costs, including without limitation dividends on securities sold short; taxes; indirect expenses, such as expenses incurred by other investment companies in which the Fund invests; and litigation and other extraordinary expenses) to 1.49% of average daily net assets through November 30, 2013. This agreement may only be terminated by agreement of the Fund's Board of Trustees and the Adviser.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Azzad Wise Capital Fund	152	561	990	2,184

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 701.30% of the average value of its portfolio.

Principal investment strategy

Azzad Wise Capital Fund invests primarily in bank notes and certificates issued for payment by international financial institutions, foreign governments, agencies of foreign governments and special purpose entities established by financial institutions in transactions structured to be compliant with the Fund’s ethical investment guidelines.  Some of the certificates, similar to bonds, are issued by the issuer to obtain an up-front payment in exchange for an income stream to be generated by certain assets of the issuer, and as such are linked to those assets.  Examples of these include sukuks which link the returns and cash flows of financing to the assets purchased, or the returns generated from an asset purchased.  Other certificates are expected to be issued by special purpose entities established by various financial institutions as part of transactions involving guarantees by the financial institutions of arrangements designed to assure that the issuers of the certificates have sufficient funds to make all payments required by the certificates.

The Fund may also invest in notes issued in transactions where the Fund purchases (in the commodities markets) warrants (that is, certificates giving the holder the right to buy specific amounts of a commodity at a specific time) for commodities such as metals from a party other than the counterparty, and nearly simultaneously sells to a counterparty the underlying commodities in exchange for a note payable by the counterparty providing a fixed return that is due in a fixed amount of time following the transaction.  Most of these counterparties are foreign banks and some of these issuers may be in emerging markets.  However, the assets are not pledged as security for the certificates, and the Fund is relying on the creditworthiness of the issuer for all payments required by the certificates. There is also no assurance that the issuers of these types of certificates will be able to make such payments.

The essence of the Fund’s strategy is to provide shareholders with a return that is comparable to the return on bank accounts, certificates of deposit and other similar fixed income products.  The Fund concentrates its investments in the financial services industry.  The Fund anticipates that the maturity of the securities in the portfolio will range from one to fifteen years and that the average duration of the portfolio will range from one to five years.  The Fund anticipates approximately 90% of the Fund’s notes and will to be above investment grade at the time of purchase. Approximately 10% of the Fund’s notes and certificates may be below investment grade (but not lower than a B rating by Moody or an equivalent credit agency. When a credit rating is not available, the Adviser will conduct its own internal analysis).

The Fund will not invest more than 15% of its assets in illiquid securities as defined by the Investment Company Act of 1940.

The Fund also may invest in domestic and international common stocks of any market capitalization, including emerging market securities.  The Fund may pursue an active trading strategy with regards to this portion of the portfolio resulting in higher portfolio turnover than mutual funds that do not actively trade securities.  The Fund also invests in securities issued by foreign governments and agencies of foreign governments (sovereign debt) based on the Adviser’s analysis of a country’s credit rating, foreign currency reserves and the economic and political conditions of the country.

The Fund may invest in short term income producing investments such as money market accounts and certificates of deposit that are in compliance with its ethical guidelines

The Adviser will sell a security if it falls out of compliance with the Fund’s ethical investment restrictions. In addition, a security may be sold when the Adviser believes it is showing deteriorating technical and fundamental indicators, due to sector rotations or geographical reallocations, or to manage concentration risk.

Ethical Investment Restrictions

The Fund does not invest in corporations that derive substantial revenue (defined as more than 5% of total revenue) from alcohol, tobacco, pornography, meat, gambling or weapons industries as determined by the Adviser. The Fund will also consider a company’s performance with respect to environmental responsibility, labor standards, and human rights.  The Fund will also not invest in securities or other instruments that derive revenue from the receipt of interest from lending arrangements, such as certain types of bonds (such as World Bank bonds and U.S. Treasury bonds), preferred stocks and convertible securities or other instruments that pay interest from lending, or from the receipt of gains from futures contracts, trading debt or trades that involve exchanging the same kind of monetary instruments (such as the same type of currency).  The Fund will, however, be able to invest in instruments that provide a fixed rate of return in transactions that are structured to be compliant with the Fund’s ethical investment restrictions such as sukuks, certificates of deposit, bank notes and short term bank deposits.

The Fund is non-diversified and may invest a larger percentage of its assets in fewer companies and/or counterparties than diversified funds exposing it to more volatility and/or market risk than diversified funds.

Principal risks of investing in the fund

Although the Adviser makes every effort to achieve the Fund’s objective of capital preservation and income, the Adviser cannot guarantee it will attain that objective. You could lose money by investing in this Fund. The principal risks include:

❖ The Fund will be investing in certificates, notes and other securities, which are subject to credit risk. The counterparty issuing the securities may not be able to pay the securities when due or otherwise fulfill their contractual obligations, which could result in a loss to the Fund.

❖ The stock market may fall in value, causing prices of stocks held by the Fund to fall. Stock prices fluctuate based on changes to a company’s financial condition, on overall market and economic conditions and on investors’ perception of a company’s soundness.

❖ The Fund is non-diversified and may invest a larger percentage of its assets in fewer companies and/or counterparties exposing it to more volatility and/or market risk than diversified funds. In addition, the Fund often invests a significant portion of its assets in companies within the financial services sector and its performance may suffer if this sector underperforms the overall stock market.

❖ Individual securities or other holdings in the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

❖ Investing in foreign securities involves risks not typically associated with U.S. investments, including, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country, less publicly available information, more volatile or less liquid securities markets, restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, potential difficulties in enforcing contractual obligations, less revealing accounting practices, inadequate or irregular regulation and more volatile performance. There is also the risk of confiscation, taxation, currency blockage or political or social instability.

❖ Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates or currency controls imposed by foreign governments. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

❖ The Fund will concentrate its investments in the financial services industry.  Adverse developments affecting a security in the financial services industry may affect all securities in that industry, and any negative developments affecting that industry will have a greater impact on the Fund than a fund that is not concentrated in that industry.  Further, because the Fund’s investments are concentrated in securities issued by a limited number of counterparties, all of which share a single industry, the Fund is even more susceptible to any single negative economic, technological, political, or regulatory occurrence that impacts the financial services industry than a fund that does not concentrate.

❖ Investments in emerging market securities impose risks different from, or greater than, risks of investing in foreign developed countries, including: smaller market capitalization; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

❖ The Fund’s investment in securities issued by foreign governments and agencies of foreign governments (sovereign debt) differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore limited. Political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, are of considerable significance.

❖ The Fund’s ethical investment restrictions will narrow the availability of investment opportunities in which it can invest. It is possible that the restrictions placed on investments may cause the Fund to underperform compared to other funds that do not place such restrictions on their investments.

❖ The Fund may invest up to 15% of its net assets in securities that are considered to be illiquid as defined by the Investment Company Act of 1940.  These include certificates issued by foreign banks and sukuks.  As a result, if the Fund receives a large amount of redemptions, the Fund may be forced to sell such illiquid investments at a significant loss to be able to meet such redemption requests.

❖ Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs.  Active trading of securities may also increase the Fund’s realized short-term capital gains or losses, which may affect the taxes you pay as a Fund shareholder.  Short-term capital gains are taxed as ordinary income under federal income tax laws.  The Fund’s turnover rate for the current fiscal year was higher than normal because the Fund held a high number of short-term cash equivalents.

You should consider investing in the Fund if you are looking for capital preservation and income and are willing to accept the associated risks.

Performance

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus showing how the Fund’s average annual returns compare to those of a broad measure of market performance.  Past performance is not indicative of how the Fund will perform in the future.  To obtain updated performance information, please call 888-350-3369.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	Azzad Funds
Central Index Key	dei_EntityCentralIndexKey	0001031008
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
Azzad Ethical Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AZZAD ETHICAL FUND SUMMARY (ADJEX)
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Azzad Ethical Fund’s investment objective is to provide shareholders with long-term total returns using means that are consistent with the Adviser’s ethical principles.
Expense [Heading]	rr_ExpenseHeading

Fees and expenses of the Fund

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

Portfolio turnover

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27.84% of the average value of its portfolio.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund may invest in common stocks of all sizes that comply with the Adviser’s ethical investment restrictions.  In addition, the Fund may purchase domestic and foreign stocks directly or through American Depository Receipts (ADRs).

The Fund seeks total return, which includes income from dividends and interest from, and capital appreciation of, portfolio securities held by the Fund.  The essence of the Fund’s strategy is to invest in quality companies that share several attributes that the Adviser believes should result in capital appreciation over time: sustainable competitive advantages, promising fundamentals that allow for significant earnings growth, skilled management teams and solid financials including low debt.

The Fund also may invest in short term money market deposits that comply with the Fund’s ethical investment restrictions and are not based on interest based lending arrangements.

To take advantage of market inefficiencies, the Fund may be actively traded. During these periods, the Fund’s turnover rate may exceed 100%.

The Adviser will sell a security if it falls out of compliance with the Fund’s ethical investment restrictions. In addition, a security may be sold when the Adviser believes it is showing deteriorating technical and fundamental indicators, due to sector rotations or geographical reallocations, or to manage concentration risk.

Ethical Investment Restrictions

The Fund does not invest in corporations that derive substantial revenue (defined as more than 5% of total revenue) from alcohol, tobacco, pornography, meat, gambling or weapons industries as determined by the Adviser. The Fund will also consider a company’s performance with respect to environmental responsibility, labor standards, and human rights.  The Fund also will not invest in securities or other instruments that derive revenue from the receipt of interest from lending arrangements, such as certain types of bonds (such as World Bank bonds and U.S. Treasury bonds), preferred stocks and convertible securities or other instruments that pay interest from lending, or from the receipt of gains from futures contracts, trading debt or trades that involve exchanging the same kind of monetary instruments (such as the same type of currency).  The Fund will, however, be able to invest in instruments that provide a fixed rate of return in transactions that are structured to be compliant with the Fund’s ethical investment restrictions such as certificates of deposit, bank notes or short term money market deposits that are not based on interest based lending arrangements.

The Fund is non-diversified and may invest a larger percentage of its assets in fewer companies than diversified funds, exposing it to more volatility and/or market risk than diversified funds.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Although the Adviser makes every effort to achieve the Fund’s objective, the Adviser cannot guarantee it will attain that objective. You could lose money by investing in this Fund. The principal risks include:

❖ Small and medium capitalization stocks held by the Fund could fall out of favor and returns would subsequently trail returns from the overall stock market. The performance of such stocks also could be more volatile than large capitalization stocks. Small and medium cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

❖ The stock market may fall in value, causing prices of stocks held by the Fund to fall. Stock prices fluctuate based on changes to a company’s financial condition, on overall market and economic conditions and on investors’ perception of a company’s soundness.

❖ The Fund is non-diversified and may invest a larger percentage of its assets in fewer companies exposing it to more volatility and/or market risk than diversified funds. The Fund also generally avoids companies in certain economic sectors and its performance may suffer if these sectors outperform the overall stock market.

❖ Individual stocks in the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

❖ Investing in foreign securities involves risks not typically associated with U.S. investments, including, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country, less publicly available information, more volatile or less liquid securities markets, restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, potential difficulties in enforcing contractual obligations, less revealing accounting practices, inadequate or irregular regulation and more volatile performance.  There is also the risk of  confiscation, taxation, currency blockage or political or social instability.

❖ Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

❖ The Fund’s ethical investment restrictions do not allow investing in certain businesses, and there are broad limitations upon the types of securities or other instruments in which the Fund may invest, as well as upon commonly used investment techniques. As a result, the Fund will not be able to participate in strong performance from those businesses and may not be able to earn income comparable to other funds from non-invested assets.

		❖ Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized short-term capital gains or losses, which may affect the taxes you pay as a Fund shareholder. Short-term capital gains are taxed as ordinary income under federal income tax laws.
Risk Closing [Text Block]	rr_RiskClosingTextBlock	You should consider investing in the Fund if you are looking for long-term total return and are willing to accept the associated risks.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in this Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

Performance

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1-year and 5-year periods and for the life of the Fund compare with those of a broad measure of market performance. To obtain updated performance information, please call 888-350-3369. The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-350-3369
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for the Years Ended December 31
Annual Return 2001	rr_AnnualReturn2001	(7.00%)
Annual Return 2002	rr_AnnualReturn2002	(22.18%)
Annual Return 2003	rr_AnnualReturn2003	17.98%
Annual Return 2004	rr_AnnualReturn2004	10.66%
Annual Return 2005	rr_AnnualReturn2005	13.60%
Annual Return 2006	rr_AnnualReturn2006	3.08%
Annual Return 2007	rr_AnnualReturn2007	12.37%
Annual Return 2008	rr_AnnualReturn2008	(43.38%)
Annual Return 2009	rr_AnnualReturn2009	53.75%
Annual Return 2010	rr_AnnualReturn2010	23.84%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Return for the fiscal year-to-date as of 09/30/11: -8.67 Best Quarter: ended 6-30-2009: +23.72% Worst Quarter: ended 12-31-2008: -25.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant if your Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant if your Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts (IRAs) or 401(k) plans.

Azzad Ethical Fund | Azzad Ethical Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee(as a percent of amount){neg}	rr_RedemptionFeeOverRedemption	(2.00%)	[2]
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[4]
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	699
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,777
1 Year	rr_AverageAnnualReturnYear01	23.84%
5 Years	rr_AverageAnnualReturnYear05	4.54%
10 Years	rr_AverageAnnualReturnYear10	3.33%
Azzad Ethical Fund | Azzad Ethical Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.70%
5 Years	rr_AverageAnnualReturnYear05	3.79%
10 Years	rr_AverageAnnualReturnYear10	2.74%
Azzad Ethical Fund | Azzad Ethical Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.89%
5 Years	rr_AverageAnnualReturnYear05	3.58%
10 Years	rr_AverageAnnualReturnYear10	2.58%
Azzad Ethical Fund | - Comparison Index - S&P Mid Cap 400 (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.39%
5 Years	rr_AverageAnnualReturnYear05	5.72%
10 Years	rr_AverageAnnualReturnYear10	6.98%
Azzad Ethical Fund | - Comparison Index - Russell Mid Cap Growth (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.19%	[3]
5 Years	rr_AverageAnnualReturnYear05	4.90%	[3]
10 Years	rr_AverageAnnualReturnYear10	0.38%	[3]
Azzad Wise Capital Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AZZAD WISE CAPITAL FUND SUMMARY (WISEX)
Objective [Heading]	rr_ObjectiveHeading

Investment objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Azzad Wise Capital Fund’s investment objective is to provide shareholders with capital preservation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

Portfolio Turnover

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 701.30% of the average value of its portfolio.

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading

Principal investment strategy

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Azzad Wise Capital Fund invests primarily in bank notes and certificates issued for payment by international financial institutions, foreign governments, agencies of foreign governments and special purpose entities established by financial institutions in transactions structured to be compliant with the Fund’s ethical investment guidelines.  Some of the certificates, similar to bonds, are issued by the issuer to obtain an up-front payment in exchange for an income stream to be generated by certain assets of the issuer, and as such are linked to those assets.  Examples of these include sukuks which link the returns and cash flows of financing to the assets purchased, or the returns generated from an asset purchased.  Other certificates are expected to be issued by special purpose entities established by various financial institutions as part of transactions involving guarantees by the financial institutions of arrangements designed to assure that the issuers of the certificates have sufficient funds to make all payments required by the certificates.

The Fund may also invest in notes issued in transactions where the Fund purchases (in the commodities markets) warrants (that is, certificates giving the holder the right to buy specific amounts of a commodity at a specific time) for commodities such as metals from a party other than the counterparty, and nearly simultaneously sells to a counterparty the underlying commodities in exchange for a note payable by the counterparty providing a fixed return that is due in a fixed amount of time following the transaction.  Most of these counterparties are foreign banks and some of these issuers may be in emerging markets.  However, the assets are not pledged as security for the certificates, and the Fund is relying on the creditworthiness of the issuer for all payments required by the certificates. There is also no assurance that the issuers of these types of certificates will be able to make such payments.

The essence of the Fund’s strategy is to provide shareholders with a return that is comparable to the return on bank accounts, certificates of deposit and other similar fixed income products.  The Fund concentrates its investments in the financial services industry.  The Fund anticipates that the maturity of the securities in the portfolio will range from one to fifteen years and that the average duration of the portfolio will range from one to five years.  The Fund anticipates approximately 90% of the Fund’s notes and will to be above investment grade at the time of purchase. Approximately 10% of the Fund’s notes and certificates may be below investment grade (but not lower than a B rating by Moody or an equivalent credit agency. When a credit rating is not available, the Adviser will conduct its own internal analysis).

The Fund will not invest more than 15% of its assets in illiquid securities as defined by the Investment Company Act of 1940.

The Fund also may invest in domestic and international common stocks of any market capitalization, including emerging market securities.  The Fund may pursue an active trading strategy with regards to this portion of the portfolio resulting in higher portfolio turnover than mutual funds that do not actively trade securities.  The Fund also invests in securities issued by foreign governments and agencies of foreign governments (sovereign debt) based on the Adviser’s analysis of a country’s credit rating, foreign currency reserves and the economic and political conditions of the country.

The Fund may invest in short term income producing investments such as money market accounts and certificates of deposit that are in compliance with its ethical guidelines

The Adviser will sell a security if it falls out of compliance with the Fund’s ethical investment restrictions. In addition, a security may be sold when the Adviser believes it is showing deteriorating technical and fundamental indicators, due to sector rotations or geographical reallocations, or to manage concentration risk.

Ethical Investment Restrictions

The Fund does not invest in corporations that derive substantial revenue (defined as more than 5% of total revenue) from alcohol, tobacco, pornography, meat, gambling or weapons industries as determined by the Adviser. The Fund will also consider a company’s performance with respect to environmental responsibility, labor standards, and human rights.  The Fund will also not invest in securities or other instruments that derive revenue from the receipt of interest from lending arrangements, such as certain types of bonds (such as World Bank bonds and U.S. Treasury bonds), preferred stocks and convertible securities or other instruments that pay interest from lending, or from the receipt of gains from futures contracts, trading debt or trades that involve exchanging the same kind of monetary instruments (such as the same type of currency).  The Fund will, however, be able to invest in instruments that provide a fixed rate of return in transactions that are structured to be compliant with the Fund’s ethical investment restrictions such as sukuks, certificates of deposit, bank notes and short term bank deposits.

The Fund is non-diversified and may invest a larger percentage of its assets in fewer companies and/or counterparties than diversified funds exposing it to more volatility and/or market risk than diversified funds.

Risk [Heading]	rr_RiskHeading

Principal risks of investing in the fund

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Although the Adviser makes every effort to achieve the Fund’s objective of capital preservation and income, the Adviser cannot guarantee it will attain that objective. You could lose money by investing in this Fund. The principal risks include:

❖ The Fund will be investing in certificates, notes and other securities, which are subject to credit risk. The counterparty issuing the securities may not be able to pay the securities when due or otherwise fulfill their contractual obligations, which could result in a loss to the Fund.

❖ The stock market may fall in value, causing prices of stocks held by the Fund to fall. Stock prices fluctuate based on changes to a company’s financial condition, on overall market and economic conditions and on investors’ perception of a company’s soundness.

❖ The Fund is non-diversified and may invest a larger percentage of its assets in fewer companies and/or counterparties exposing it to more volatility and/or market risk than diversified funds. In addition, the Fund often invests a significant portion of its assets in companies within the financial services sector and its performance may suffer if this sector underperforms the overall stock market.

❖ Individual securities or other holdings in the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

❖ Investing in foreign securities involves risks not typically associated with U.S. investments, including, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country, less publicly available information, more volatile or less liquid securities markets, restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, potential difficulties in enforcing contractual obligations, less revealing accounting practices, inadequate or irregular regulation and more volatile performance. There is also the risk of confiscation, taxation, currency blockage or political or social instability.

❖ Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates or currency controls imposed by foreign governments. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

❖ The Fund will concentrate its investments in the financial services industry.  Adverse developments affecting a security in the financial services industry may affect all securities in that industry, and any negative developments affecting that industry will have a greater impact on the Fund than a fund that is not concentrated in that industry.  Further, because the Fund’s investments are concentrated in securities issued by a limited number of counterparties, all of which share a single industry, the Fund is even more susceptible to any single negative economic, technological, political, or regulatory occurrence that impacts the financial services industry than a fund that does not concentrate.

❖ Investments in emerging market securities impose risks different from, or greater than, risks of investing in foreign developed countries, including: smaller market capitalization; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

❖ The Fund’s investment in securities issued by foreign governments and agencies of foreign governments (sovereign debt) differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore limited. Political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, are of considerable significance.

❖ The Fund’s ethical investment restrictions will narrow the availability of investment opportunities in which it can invest. It is possible that the restrictions placed on investments may cause the Fund to underperform compared to other funds that do not place such restrictions on their investments.

❖ The Fund may invest up to 15% of its net assets in securities that are considered to be illiquid as defined by the Investment Company Act of 1940.  These include certificates issued by foreign banks and sukuks.  As a result, if the Fund receives a large amount of redemptions, the Fund may be forced to sell such illiquid investments at a significant loss to be able to meet such redemption requests.

❖ Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs.  Active trading of securities may also increase the Fund’s realized short-term capital gains or losses, which may affect the taxes you pay as a Fund shareholder.  Short-term capital gains are taxed as ordinary income under federal income tax laws.  The Fund’s turnover rate for the current fiscal year was higher than normal because the Fund held a high number of short-term cash equivalents.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	You should consider investing in the Fund if you are looking for capital preservation and income and are willing to accept the associated risks.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in this Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

Performance

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus showing how the Fund’s average annual returns compare to those of a broad measure of market performance.  Past performance is not indicative of how the Fund will perform in the future.  To obtain updated performance information, please call 888-350-3369.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-350-3369
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not indicative of how the Fund will perform in the future.
Azzad Wise Capital Fund | Azzad Wise Capital Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee(as a percent of amount){neg}	rr_RedemptionFeeOverRedemption	(2.00%)	[1]
Management fees	rr_ManagementFeesOverAssets	1.19%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[5]
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	561
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	990
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,184
[1]	As a % of amount in excess of $50,000 redeemed within 180 days
[2]	As a % of amount redeemed within 90 days
[3]	As of September 1, 2010, the Adviser uses the Russell Mid Cap Growth benchmark to compare the Fund's performance. The Adviser believes the new benchmark more closely resembles the holdings in the Fund.
[4]	The Fund's Adviser has agreed to contractually waive all or a portion of its fees and/or reimburse the Fund for certain operating expenses, to the extent necessary to limit the fund's net annual operating expenses (excluding brokerage costs; borrowing costs, including without limitation dividends on securities sold short; taxes; indirect expenses, such as expenses incurred by other investment companies in which the Fund invests; and litigation and other extraordinary expenses) to 0.99% of average daily net assets for a 5-year period beginning July 1, 2009 and ending June 30, 2014. This agreement may only be terminated by agreement of the Trust's Board of Trustees and the Fund's Adviser.
[5]	The Fund's Adviser has agreed to contractually waive all or a portion of its fees or reimburse the Fund for certain operating expenses, to the extent necessary to limit the fund's net annual operating expenses (excluding brokerage costs; borrowing costs, including without limitation dividends on securities sold short; taxes; indirect expenses, such as expenses incurred by other investment companies in which the Fund invests; and litigation and other extraordinary expenses) to 1.49% of average daily net assets through November 30, 2013. This agreement may only be terminated by agreement of the Fund's Board of Trustees and the Adviser.